Subsequent Events (Details) - Subsequent Event [Member]	Feb. 19, 2025 USD ($)
Subsequent Events [Line Items]
Percentage of ownership aquired	51.00%
Transaction priced	$ 400,000
Payments to Acquire Businesses, Net of Cash Acquired	$ 10,400,000